Stockholders' Equity - Additional Information (Detail) - USD ($)											1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
		May 31, 2024	Aug. 31, 2023	May 31, 2023	Apr. 28, 2023	Oct. 21, 2022	Jun. 30, 2022	Jun. 17, 2022	May 31, 2022	Mar. 31, 2022	Dec. 31, 2023	Oct. 31, 2023	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Sep. 07, 2023	Feb. 22, 2023	Dec. 31, 2021
Class of Stock [Line Items]
Common stock shares authorized											2,000,000,000				2,000,000,000	2,000,000,000
Common stock par or stated value per share											$ 0.01				$ 0.01	$ 0.01
Preferred stock shares authorized											200,000,000				200,000,000	200,000,000
Preferred stock par or stated value per share															$ 0.01
Common stock shares issued										1,724,998	33,257,291				38,275,518	33,257,291					318,351
Number of days from the closing bid price of common stock								30 days
Number Of Grace Period Days Applicable To Regain Compliance								180 days							180 days
Due date declared to regain compliance								Dec. 14, 2022							Jun. 12, 2023
Proceeds from public offering										$ 13,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period															296,875
Proceeds from Issuance of Warrants			$ 16,975,331						$ 45,999,999
Class of warrant or right number of securities called by warrants or rights															6,510,267
Fair Value Adjustment of Warrants	[1]																	$ 2,943,675
Preferred stock shares outstanding											811,878				811,878	811,878
Description of the reverse stock split arrangement					1-for-15
Stock repurchase program repurchase amount1															$ 2,504,498	$ 5,885,727	[1]
Stock repurchase program number of shares repurchased															807,347	3,444,536
Stock repurchase program, authorized amount																			$ 10,000,000
Stock repurchase program pershare of shares repurchased1											$ 1.71				$ 3.1	$ 1.71
Warrant exercised amount															$ 0	$ 1,521,738
Class A Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised															$ 0	0		$ 13,746,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																		733,133
Class of warrant or right number of securities called by warrants or rights															2,867
Class B Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised							$ 21,805,000
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 24
Proceeds from Issuance of Warrants				$ 0											$ 0			$ 22,081,720
Class of warrant or right number of securities called by warrants or rights															786,800
Class C Warrant [Member]
Class of Stock [Line Items]
Common stock shares issued																		5,357,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period															2,391,323
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 8.25
Class of warrant or right, issued during period																		357,167
Proceeds from Issuance of Warrants		$ 0		$ 0					$ 2,946,625
Class of warrant or right number of securities called by warrants or rights												1,480,000			1,347,267
Repurchase of warrant											35,869,862	22,200,000
Warrant exercised amount											$ 669,570	$ 414,400
Class D Warrant [Member]
Class of Stock [Line Items]
Common stock shares issued							31,150,000							31,150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period															803,333
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 12							$ 12
Class of warrant or right, issued during period														2,076,667
Class of warrant or right number of securities called by warrants or rights												1,100,000			173,334
Fair Value Adjustment of Warrants														$ 2,943,675
Repurchase of warrant											12,049,995
Warrant exercised amount											$ 184,768
Pre Funded Warrants [Member]
Class of Stock [Line Items]
Shares issued, price per share			$ 2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			2,447,184
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.99
Class of warrant or right, issued during period			6,033,333
Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right issued										552,000
Proceeds From Warrants Exercised										$ 68,999,920
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 20.625
Class of warrant or right, issued during period										115,000
Class of warrant or right number of securities called by warrants or rights															291,194
May 2022 Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Common stock shares issued									2,090,909
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 10.3125
Class of warrant or right, issued during period									139,394
Class E Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2
Class of warrant or right number of securities called by warrants or rights															4,199,999
Class of Warrants or Rights Exercised During the Period															4,300,000
IPO [Member]
Class of Stock [Line Items]
Common stock shares issued			8,499,999										3,287,062					98,280
Shares Issued									5,575,757
Shares issued, price per share									$ 8.25	$ 18.75
Proceeds from public offering																		$ 426,901
IPO [Member] | Including Exercise Of Warrants [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock																		168,001,415
Net Proceeds From Issuance Of Common Stock																		$ 156,821,474
IPO [Member] | Class A Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, issued during period										11,040,000
Common Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period															296,875
Description of the reverse stock split arrangement					one-for-fifteen
Warrant exercised amount												$ 253,000
Common Stock [Member] | Class A Warrant [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period													736,000					10,997,000
Class of warrant or right number of securities called by warrants or rights																				36,800
Common Stock [Member] | Class D Warrant [Member]
Class of Stock [Line Items]
Repurchase of warrant												16,500,000
Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock shares issued										736,000
Common Stock [Member] | Private Placement [Member] | Class D Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, issued during period														2,076,667
Minimum [Member] | Class B Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							10.5							$ 10.5
Minimum [Member] | Representative Purchase Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 30
Maximum [Member] | Class B Warrant [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised																		$ 31,322,950
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 24							$ 24
Maximum [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock shares issued										2,874,997
Shares issued, price per share										$ 24
Proceeds from public offering															$ 12,095,255
Maximum [Member] | Common Stock [Member]
Class of Stock [Line Items]
Proceeds From Warrants Exercised																		2,088,197
XNCM [Member]
Class of Stock [Line Items]
Share Price								$ 1
Eight Point Seven Five Percentage Series A Cumulative Redeemable Perpetual Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock liquidation preference per share															$ 25
Dividends, preferred stock															$ 1,736,562	$ 1,740,983		$ 1,740,983
Preferred stock shares issued																					795,878
Dividends, preferred stock per share																		$ 0.1640625
Preferred stock shares outstanding											795,878				795,878	795,878		795,878
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock liquidation preference per share															$ 0.01
Preferred stock shares authorized											16,000				16,000	16,000
Preferred stock par or stated value per share											$ 0.01				$ 0.01	$ 0.01
Preferred stock shares issued											16,000				16,000	16,000
Shares issued, price per share						$ 0.01
Preferred stock shares outstanding											16,000				16,000	16,000
Preferred stock voting rights						25,000
Percentage of voting rights						49.99%
Harry Vafias [Member] | Chief Executive Officer [Member] | Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par or stated value per share						$ 0.01
Preferred stock shares issued						16,000
Cash						$ 200,000

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)